Segment and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2023
Segment and Revenue Analysis [Abstract]
Schedule of Entity-Wide Disclosures Relating to Revenues
	For the year ended December 31, 2023
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$754	$3,175,055	$3,175,809
Net (loss) income from continuing operations	$(8,525,064)	(10,905)	$(8,535,969)
Net loss from discontinued operations	$(15,095,547)	-	$(15,095,547)
Total Net (loss) income	$(23,620,611)	$(10,905)	$(23,631,516)
Depreciation and amortization	$74,056	$4,210	$78,266
Total assets	$27,591,002	$1,310,395	$28,901,397
	For the year ended December 31, 2022
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$24,726	$3,074,007	$3,098,733
Net (loss) income from continuing operations	$1,089,347	104,720	$1,194,067
Net loss from discontinued operations	$(339,054)	-	$(339,054)
Total Net income	$750,293	$104,720	$855,013
Depreciation and amortization	$62,164	$54,358	$116,522
Total assets	$34,480,238	$1,502,768	$36,513,397
	For the year ended December 31, 2021
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$474,632	$606,463	$1,081,095
Net loss from continuing operations	$(2,854,514)	$(1,215,613)	$(4,070,127)
Net loss from discontinued operations	$(2,645,831)	$-	$(2,645,831)
Total Net loss	$(5,500,345)	$(1,215,613)	$(6,715,958)
Depreciation and amortization	$395,094	$13,646	$408,740
Total assets	$26,969,867	$5,078,090	$32,047,957

Schedule of Net Revenues Generated from Different Reportable Segment
	For the Years Ended December 31,
	2023	2022	2021
Overseas sales	$-	-	134,896
Domestic sales	754	25,849	308,267
Electronic commerce	-	-	34,590
Restaurant revenue	3,175,055	3,074,007	606,463
Less: Sale tax and addition	-	(1,123)	(3,121)
Total net revenue from continuing operations	$3,175,809	3,098,733	1,081,095
	For the Years Ended December 31,
	2023	2022	2021
Pet chews	$-	8,367	46,112
Dried pet snacks	-	8,005	293,325
Wet canned petfood	-	1,290	10,760
Dental health snacks	-	550	6,127
Baked pet biscuits	-	-	-
Restaurant revenue	3,175,055	3,074,007	606,463
Others	754	7,637	121,429
Less: Sales tax and addition	-	(1,123)	(3,121)
Total net revenue from continuing operations	$3,175,809	3,098,733	1,081,095
	For the Years Ended December 31,
	2023	2022	2021
South Korea	$-	-	37,320
China	754	25,849	342,857
United Kingdom	-	-	-
Germany	-	-	-
U.S.	3,175,055	3,074,007	606,463
Other countries	-	-	97,576
Less: Sales tax and addition	-	(1,123)	(3,121)
Total net revenue from continuing operations	$3,175,809	3,098,733	1,081,095